Subsequent Event (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended
	Apr. 30, 2026 USD ($) shares	Mar. 31, 2026 shares	Mar. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Number of shares vested		1,143,239
Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares vested	1,244,032
Number of shares RSUs	684,386
Cash settlement | $	$ 60
Cash settlement outstanding | $	$ 240